Equity - Summary of Classes of Preferred and Common Shares Outstanding (Details) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended			12 Months Ended
	Nov. 12, 2025	Nov. 01, 2025	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2025	Oct. 31, 2024	Aug. 25, 2024
Disclosure of classes of share capital [line items]
Amount			$ 85,751	$ 88,100	$ 87,600	$ 88,100
Common stock conversion price			$ 5.00
Burgundy Asset Management Ltd.
Disclosure of classes of share capital [line items]
Number of shares issued in an acquisition (in shares)		2,723,726
Value of shares issued in an acquisition		$ 481
Preferred Shares and Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 7,706	8,956	7,787	8,956	$ 8,087
Preferred Shares – Classified as Equity
Disclosure of classes of share capital [line items]
Amount			$ 1,550	$ 1,550		$ 1,550
Class B – Series 44
Disclosure of classes of share capital [line items]
Number of shares (in shares)			16,000,000	16,000,000		16,000,000
Amount			$ 400	$ 400		$ 400
Dividends declared per share (in canadian dollars per share)			$ 0.43			$ 1.70
Class B – Series 50
Disclosure of classes of share capital [line items]
Number of shares (in shares)			500,000	500,000		500,000
Amount			$ 500	$ 500		$ 500
Dividends declared per share (in canadian dollars per share)			$ 0			$ 73.73
Class B – Series 52
Disclosure of classes of share capital [line items]
Number of shares (in shares)			650,000	650,000		650,000
Amount			$ 650	$ 650		$ 650
Dividends declared per share (in canadian dollars per share)			$ 0			$ 70.57
Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 6,156	$ 7,406		$ 7,406
Class B - Series 48
Disclosure of classes of share capital [line items]
Preferred shares redeemed	$ 1,250
Common Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)			706,195,754	708,905,679		708,905,679
Amount			$ 23,708	$ 23,359	$ 23,923	$ 23,359	$ 23,921
Dividends declared per share (in canadian dollars per share)			$ 1.67	$ 1.63	$ 1.59	$ 6.44
Common shares convertible from stock option plan (in shares)			5,854,625				5,699,134
Number of share options exercisable in share-based payment arrangement (in shares)			2,706,330	2,245,942		2,245,942
Value of shares issued in an acquisition			$ 481		$ 0
Common Shares | Stock Option Plan
Disclosure of classes of share capital [line items]
Common shares issued under stock option plan (in shares)			608,909		474,410
4.800% Additional Tier 1 Capital Notes (AT1 Notes)
Disclosure of classes of share capital [line items]
Borrowings, interest rate								4.80%
Borrowings, adjustment to interest rate basis								6.709%
4.800% Additional Tier 1 Capital Notes (AT1 Notes) | Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 658	$ 658		$ 658
Borrowings, interest rate			4.80%
4.300% Limited Recourse Capital Notes, Series 1 (LRCNs, Series 1) | Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 0	1,250		1,250
Borrowings, interest rate			4.30%
Redemption amount	$ 1,250
Compound instrument interest rate	4.30%
5.625% Limited Recourse Capital Notes, Series 2 (LRCNs, Series 2) | Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 750	750		750
Borrowings, interest rate			5.625%
7.325% Limited Recourse Capital Notes, Series 3 (LRCNs, Series 3) | Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 1,000	1,000		1,000
Borrowings, interest rate			7.325%
7.700% Limited Recourse Capital Notes, Series 4 (LRCNs, Series 4) | Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 1,356	1,356		1,356
Borrowings, interest rate			7.70%
7.300% Limited Recourse Capital Notes, Series 5 (LRCNs, Series 5) | Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 1,023	1,023		1,023
Borrowings, interest rate			7.30%
6.875% Limited Recourse Capital Notes, Series 6 (LRCNs, Series 6) | Other Equity Instruments
Disclosure of classes of share capital [line items]
Amount			$ 1,369	$ 1,369		$ 1,369
Borrowings, interest rate			6.875%
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)			42,560	0		0